Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)1
Communication Services (14.4%)
*	Alphabet Inc. Class C	740,045	816,736
*	Facebook Inc. Class A	3,984,319	707,097
*	Netflix Inc.	1,666,622	572,118
*	Alphabet Inc. Class A	386,127	427,249
	Tencent Holdings Ltd.	4,430,360	184,736
*	Charter Communications Inc. Class A	477,118	179,778
*	Take-Two Interactive Software Inc.	1,289,225	139,430
*	TripAdvisor Inc.	2,960,586	125,144
*	Liberty Global plc Class C	5,099,846	123,620
*	Spotify Technology SA	362,294	45,497
	Tencent Holdings Ltd. ADR	905,959	37,833
^	Match Group Inc.	367,044	25,198
	Activision Blizzard Inc.	574,821	24,930
*	Liberty Global plc Class A	915,119	22,512
*	IAC/InterActiveCorp	98,190	21,685
	Walt Disney Co.	155,664	20,554
*	Twitter Inc.	551,901	20,111
*,^	Eventbrite Inc. Class A	1,257,484	19,692
*,2	Pinterest Inc. Class A (Restricted)	532,159	11,935
*	Pinterest Inc. Class A	478,205	11,917
*	T-Mobile US Inc.	27,520	2,021
			3,539,793
Consumer Discretionary (17.3%)
*	Amazon.com Inc.	801,440	1,422,612
	Home Depot Inc.	1,837,290	348,810
*	Alibaba Group Holding Ltd. ADR	1,940,059	289,573
*	Wayfair Inc.	1,685,023	242,660
*,^	Tesla Inc.	1,126,250	208,536
*	Dollar Tree Inc.	2,027,343	205,958
	NIKE Inc. Class B	2,349,008	181,203
	Hasbro Inc.	1,630,915	155,165
*	Lululemon Athletica Inc.	908,705	150,473
*	GrubHub Inc.	1,781,396	116,058
	Dollar General Corp.	868,229	110,508
	Kering SA	174,733	90,949
*	Roku Inc.	966,792	87,398
	Hilton Worldwide Holdings Inc.	956,991	85,593
*	O'Reilly Automotive Inc.	190,734	70,833
*	Under Armour Inc. Class A	3,064,855	69,879
*	Chegg Inc.	1,545,830	57,907
	Ross Stores Inc.	605,711	56,325
	Starbucks Corp.	605,541	46,057
*,^	Stitch Fix Inc. Class A	1,880,759	43,558
*	Booking Holdings Inc.	23,113	38,280
*,2	Uber Technologies Inc.	999,588	36,354
	TJX Cos. Inc.	660,700	33,227
	Darden Restaurants Inc.	179,259	20,851
	eBay Inc.	436,740	15,692

	Best Buy Co. Inc.	222,795	13,963
*	AutoZone Inc.	10,991	11,289
	Nordstrom Inc.	340,237	10,649
	H&R Block Inc.	399,103	10,476
*	Chipotle Mexican Grill Inc. Class A	11,873	7,836
	Lear Corp.	51,406	6,119
*	Urban Outfitters Inc.	200,927	4,515
	Wyndham Destinations Inc.	107,778	4,287
*	frontdoor Inc.	47,495	1,910
	Lowe's Cos. Inc.	19,986	1,864
	Gentex Corp.	51,116	1,092
*	Michaels Cos. Inc.	105,051	957
			4,259,416
Consumer Staples (3.2%)
	Constellation Brands Inc. Class A	1,295,773	228,639
	Costco Wholesale Corp.	698,372	167,316
	Estee Lauder Cos. Inc. Class A	913,236	147,058
*	Monster Beverage Corp.	1,985,503	122,823
	PepsiCo Inc.	508,226	65,053
	Coca-Cola Co.	434,752	21,359
	Hershey Co.	114,117	15,059
	Sysco Corp.	143,048	9,845
*	Herbalife Nutrition Ltd.	232,705	9,723
	Altria Group Inc.	151,437	7,430
	Lamb Weston Holdings Inc.	72,661	4,305
			798,610
Energy (0.1%)
	Cabot Oil & Gas Corp.	412,101	10,311
*,^	Chesapeake Energy Corp.	4,213,481	8,090
	ConocoPhillips	114,710	6,763
			25,164
Financials (6.0%)
	MarketAxess Holdings Inc.	760,081	226,367
	KKR & Co. Inc. Class A	7,847,310	174,838
	S&P Global Inc.	605,740	129,556
	Progressive Corp.	1,608,759	127,542
	First Republic Bank	1,160,479	112,590
	Charles Schwab Corp.	2,661,641	110,751
*	Markel Corp.	98,551	104,353
	CME Group Inc.	520,223	99,945
	MSCI Inc. Class A	374,762	82,451
	Intercontinental Exchange Inc.	936,538	76,993
	Marsh & McLennan Cos. Inc.	668,906	63,947
	Interactive Brokers Group Inc.	993,273	50,458
	American Express Co.	239,705	27,497
	Discover Financial Services	275,553	20,542
	Capital One Financial Corp.	200,492	17,216
	Synchrony Financial	347,415	11,684
	OneMain Holdings Inc.	380,205	11,357
	Comerica Inc.	137,704	9,477
	LPL Financial Holdings Inc.	81,857	6,567
	Aon plc	32,437	5,841
	E*TRADE Financial Corp.	118,659	5,316
	Voya Financial Inc.	75,481	3,844
	Erie Indemnity Co. Class A	14,186	3,017
			1,482,149

Health Care (11.2%)
*	Illumina Inc.	1,387,862	425,949
	UnitedHealth Group Inc.	1,221,679	295,402
*	IQVIA Holdings Inc.	1,641,897	223,052
*	Edwards Lifesciences Corp.	979,161	167,143
	Intuitive Surgical Inc.	276,690	128,619
*	ABIOMED Inc.	478,170	125,242
	AstraZeneca plc ADR	3,113,947	116,399
	Alexion Pharmaceuticals Inc.	892,299	101,437
	BioMarin Pharmaceutical Inc.	1,150,448	94,613
*	Penumbra Inc.	640,504	91,400
	Vertex Pharmaceuticals Inc.	495,831	82,397
*	Novocure Ltd.	1,499,070	79,631
	Thermo Fisher Scientific Inc.	283,496	75,688
*	Biogen Inc.	343,457	75,317
*	Elanco Animal Health Inc.	2,150,278	67,261
*	Glaukos Corp.	832,623	53,687
	AbbVie Inc.	648,886	49,776
*	Alnylam Pharmaceuticals Inc.	591,543	39,941
	Danaher Corp.	287,553	37,960
	Eli Lilly & Co.	315,145	36,538
	Johnson & Johnson	267,792	35,121
*,^	Denali Therapeutics Inc.	1,810,205	34,521
*	Veeva Systems Inc. Class A	194,726	30,044
	Bristol-Myers Squibb Co.	586,703	26,619
*,^	Moderna Inc.	1,233,319	25,628
*	DexCom Inc.	194,625	23,608
	HCA Healthcare Inc.	191,653	23,182
	Merck & Co. Inc.	274,784	21,766
*	Agios Pharmaceuticals Inc.	453,622	20,944
	Becton Dickinson and Co.	86,829	20,269
*	Ionis Pharmaceuticals Inc.	297,879	19,541
	McKesson Corp.	156,492	19,114
	Cooper Cos. Inc.	60,240	17,939
*	PRA Health Sciences Inc.	198,800	17,242
*	Align Technology Inc.	38,860	11,050
	Amgen Inc.	56,744	9,459
	Hill-Rom Holdings Inc.	76,395	7,345
*	Molina Healthcare Inc.	34,156	4,859
	Baxter International Inc.	60,594	4,450
*	ICU Medical Inc.	18,158	3,864
*	Varian Medical Systems Inc.	28,841	3,641
*	Henry Schein Inc.	44,219	2,850
*	Integra LifeSciences Holdings Corp.	52,893	2,465
	Encompass Health Corp.	30,214	1,780
			2,754,753
Industrials (8.1%)
	Boeing Co.	749,416	256,008
	Lockheed Martin Corp.	400,903	135,722
	Safran SA	991,181	130,048
*	CoStar Group Inc.	237,137	120,854
	United Technologies Corp.	940,624	118,801
	Union Pacific Corp.	686,612	114,513
	TransUnion	1,715,285	112,420
*	IHS Markit Ltd.	1,764,459	101,262
	Airbus SE	746,435	95,569
	Equifax Inc.	675,904	81,717

	Watsco Inc.	489,219	76,998
	Northrop Grumman Corp.	243,291	73,778
	AMETEK Inc.	732,565	59,990
	HEICO Corp. Class A	527,501	51,832
	Fortive Corp.	661,143	50,346
	Honeywell International Inc.	255,517	41,984
	Wabtec Corp.	537,250	33,514
*	NOW Inc.	2,339,647	30,486
	United Parcel Service Inc. Class B	303,067	28,161
	Caterpillar Inc.	186,680	22,366
	Lennox International Inc.	81,892	21,628
	Expeditors International of Washington Inc.	308,046	21,437
	Armstrong World Industries Inc.	237,214	21,041
	WW Grainger Inc.	79,728	20,864
*,^	Lyft Inc. Class A	335,484	19,331
	Spirit AeroSystems Holdings Inc. Class A	233,175	18,896
	Robert Half International Inc.	342,301	18,368
	Allison Transmission Holdings Inc.	407,042	16,847
	Canadian National Railway Co. (New York Shares)	187,815	16,639
	Southwest Airlines Co.	335,117	15,952
*	Copart Inc.	203,685	14,559
*	Teledyne Technologies Inc.	57,197	13,487
	Textron Inc.	249,100	11,284
	Harris Corp.	55,845	10,454
	Landstar System Inc.	72,187	6,948
	CH Robinson Worldwide Inc.	71,871	5,723
	3M Co.	17,114	2,734
			1,992,561
Information Technology (33.8%)
	Microsoft Corp.	11,814,995	1,461,279
	Mastercard Inc. Class A	3,640,940	915,660
	Visa Inc. Class A	3,922,636	632,839
	Apple Inc.	3,586,595	627,905
*	PayPal Holdings Inc.	4,331,900	475,426
*	salesforce.com Inc.	2,577,280	390,226
*	Adobe Inc.	1,364,162	369,551
*	Workday Inc. Class A	1,667,005	340,269
*	ServiceNow Inc.	1,222,433	320,192
*	Autodesk Inc.	1,576,650	253,699
*	Shopify Inc. Class A	712,259	195,800
*	FleetCor Technologies Inc.	643,610	166,187
	NVIDIA Corp.	1,102,177	149,301
*	Trade Desk Inc. Class A	637,312	126,704
	Applied Materials Inc.	3,221,356	124,634
	Global Payments Inc.	754,688	116,252
	CDW Corp.	1,146,838	112,895
3	Adyen NV	137,315	110,172
*	Advanced Micro Devices Inc.	3,666,442	100,497
*	Arista Networks Inc.	400,508	97,960
	SS&C Technologies Holdings Inc.	1,668,133	92,832
	Fidelity National Information Services Inc.	726,135	87,354
^	Microchip Technology Inc.	1,053,940	84,347
	Square Inc.	1,345,308	83,342
*	Tableau Software Inc. Class A	657,846	73,988
	Broadcom Inc.	291,196	73,277
*	DocuSign Inc. Class A	1,297,774	72,753
*	2U Inc.	1,449,393	55,062

*	New Relic Inc.	525,429	52,711
	Accenture plc Class A	286,102	50,946
*	Gartner Inc.	312,115	47,223
	Texas Instruments Inc.	429,311	44,781
*	Yext Inc.	2,075,924	38,114
	Intuit Inc.	152,727	37,395
*	Tyler Technologies Inc.	175,113	37,360
*	Atlassian Corp. plc Class A	209,774	26,406
*	Cadence Design Systems Inc.	402,219	25,569
	Booz Allen Hamilton Holding Corp. Class A	386,574	24,420
	Cypress Semiconductor Corp.	1,321,648	23,552
	VMware Inc. Class A	132,272	23,410
*	Fortinet Inc.	284,751	20,639
	Citrix Systems Inc.	201,880	19,001
*	Paycom Software Inc.	83,482	17,707
	QUALCOMM Inc.	248,226	16,586
	Sabre Corp.	754,603	15,303
	Broadridge Financial Solutions Inc.	111,694	13,947
*	Dell Technologies Inc.	233,999	13,935
	Xilinx Inc.	118,276	12,101
*	Manhattan Associates Inc.	156,495	10,246
*	ON Semiconductor Corp.	417,959	7,423
	Teradyne Inc.	163,438	6,887
	International Business Machines Corp.	45,946	5,835
*	Euronet Worldwide Inc.	33,548	5,201
	KLA-Tencor Corp.	45,507	4,690
*	FireEye Inc.	204,738	2,987
*	F5 Networks Inc.	19,949	2,635
	NetApp Inc.	42,907	2,540
*	Ceridian HCM Holding Inc.	37,980	1,868
*	Teradata Corp.	51,561	1,771
*	Fair Isaac Corp.	4,545	1,345
*	NCR Corp.	40,571	1,241
^	Zoom Video Communications Inc. Class A	10,134	808
			8,326,986
Materials (1.0%)
	Ball Corp.	2,510,780	154,137
	Sherwin-Williams Co.	111,683	46,845
	Royal Gold Inc.	120,387	10,593
*	Berry Global Group Inc.	221,296	10,405
	Sealed Air Corp.	201,509	8,443
	Scotts Miracle-Gro Co.	60,742	5,438
*	Element Solutions Inc.	502,266	4,752
	Packaging Corp. of America	40,386	3,598
	Ecolab Inc.	18,878	3,475
*	Axalta Coating Systems Ltd.	143,310	3,369
	CF Industries Holdings Inc.	83,197	3,348
	Steel Dynamics Inc.	34,377	865
	Avery Dennison Corp.	2,161	225
			255,493
Other (0.4%)
4	Vanguard Growth ETF	574,591	88,142
*,§,2	WeWork Class A PP	19,046	1,295
			89,437
Real Estate (1.6%)
	American Tower Corp.	680,154	141,996

	Crown Castle International Corp.			543,840	70,705
	Equinix Inc.			136,481	66,301
*,^	Redfin Corp.			2,238,711	35,282
	Simon Property Group Inc.			176,639	28,631
	Omega Healthcare Investors Inc.			501,251	17,855
	CubeSmart			310,257	10,462
	Life Storage Inc.			60,800	5,854
	Lamar Advertising Co. Class A			39,442	3,085
	Hudson Pacific Properties Inc.			69,605	2,325
	Alexandria Real Estate Equities Inc.			10,699	1,566
					384,062
Utilities (0.0%)
	NRG Energy Inc.			171,224	5,829

Total Common Stocks (Cost $16,846,061)					23,914,253
		Coupon
Preferred Stocks (0.2%)
*,§,2,5 WeWork Pfd. D1 PP				260,418	17,708
*,§,2,5 Airbnb Inc.		8.000%		128,123	16,351
*,§,2,5 WeWork Pfd. D2 PP				204,614	13,914
Total Preferred Stocks (Cost $19,671)					47,973
Temporary Cash Investments (3.8%)1
Money Market Fund (3.4%)
6,7	Vanguard Market Liquidity Fund	2.527%		8,463,292	846,498

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC (Dated 5/31/19, Repurchase Value $44,409,000, collateralized by Federal Home Loan Mortgage Corp. 3.500%, 11/1/48, with a value of $45,288,000)

		2.500%	6/3/19	44,400	44,400

U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill	2.767%	6/6/19	15,000	14,997
8	United States Treasury Bill	2.386%	7/5/19	32,000	31,935
8	United States Treasury Bill	2.385%	8/1/19	500	498
					47,430
Total Temporary Cash Investments (Cost $938,183)					938,328
Total Investments (101.1%) (Cost $17,803,915)					24,900,554
Other Assets and Liabilities-Net (-1.1%)[7]					(266,644)
Net Assets (100%)					24,633,910

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,421,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.9%, respectively, of net assets.
2 Restricted securities totaling $97,557,000, representing 0.4% of net assets. See Restricted Securities table for additional information.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the value of this security represented 0.4% of net assets.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Perpetual security with no stated maturity date.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $207,052,000 of collateral received for securities on loan.
8 Securities with a value of $25,547,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
	Acquisition Date	Acquisition Cost
Security Name			($000)
Uber Technologies Inc.	June 2014		15,507
WeWork Pfd. D1 PP	December 2014		4,336
WeWork Pfd. D2 PP	December 2014		3,407
WeWork Class A PP	December 2014		317
Pinterest Inc. Class A (Restricted)	March 2015		11,461
Airbnb Inc.	June 2015		11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
	Number of			Unrealized
	Long (Short)		Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	3,156	434,360	(21,697)
E-mini S&P Mid-Cap 400 Index	June 2019	262	47,427	(1,424)
				(23,121)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.

U.S. Growth Fund

When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

U.S. Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,253,195	659,763	1,295
Preferred Stocks	—	—	47,973
Temporary Cash Investments	846,498	91,830	—
Futures Contracts—Assets[1]	57	—	—
Futures Contracts—Liabilities[1]	(7,279)	—	—
Total	24,092,471	751,593	49,268
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Aug. 31,		Proceeds					May 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	498	89,878	465	309	(2,078)	3	—	88,142
Vanguard Market
Liquidity Fund	379,919	NA1	NA1	31	43	8,420	—	846,498
Total	380,417			340	(2,035)	8,423	—	934,640
1 Not applicable—purchases and sales are for temporary cash investment purposes.